Share-based Compensation (Schedule of Share Options Roll Forward) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of options
Outstanding at beginning of period	15,148,014
Granted	1,521,000
Exercised	(3,982,385)
Expired	(37,076)
Forfeited	(1,167,040)
Outstanding at end of period	11,482,513
Vested and exercisable	3,840,705
Vested and expect to vest	17,152,097
Weighted average exercise price per option
Outstanding at beginning of period	$ 7.2
Granted	$ 25.4
Exercised	$ 4.8
Expired	$ 11.6
Forfeited	$ 11.3
Outstanding at end of period	$ 10.0
Vested and exercisable	$ 5.5
Vested and expect to vest	$ 8.3